Expense Example	Sep. 24, 2025 USD ($)
Brookstone Dividend Stock ETF | Brookstone Dividend Stock ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	280
Expense Example, with Redemption, 5 Years	484
Expense Example, with Redemption, 10 Years	1,074
Brookstone Growth Stock ETF | Brookstone Growth Stock ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	1,095
Brookstone Value Stock ETF | Brookstone Value Stock ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	288
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	1,118
Brookstone Intermediate Bond ETF | Brookstone Intermediate Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	560
Expense Example, with Redemption, 10 Years	1,238
Brookstone Ultra-Short Bond ETF | Brookstone Ultra-Short Bond ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	1,251
Brookstone Active ETF | Brookstone Active ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	324
Expense Example, with Redemption, 5 Years	565
Expense Example, with Redemption, 10 Years	1,256
Brookstone Opportunities ETF | Brookstone Opportunities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	1,358
Brookstone Yield ETF | Brookstone Yield ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	470
Expense Example, with Redemption, 5 Years	815
Expense Example, with Redemption, 10 Years	$ 1,787